Share Capital and Additional Paid-In Capital - Schedule of IPO Costs Deducted to the Additional Paid-in Capital (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of IPO Costs Deducted to the Additional Paid-in Capital [Abstract]
Deferred IPO costs as of March 31, 2024	$ 1,260,075
IPO costs paid during the year ended March 31, 2025	1,377,579	$ 345,217
Shares issued advanced amortized for deferred IPO costs	914,857	914,857
Total IPO costs deducted to the additional paid-in capital	$ 3,552,511